BORROWINGS - Non-Recourse Borrowings (Details) - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024
Disclosure of detailed information about borrowings [line items]
Current	$ 1,102	$ 667
Non-current	12,049	11,511
Non-recourse borrowings
Disclosure of detailed information about borrowings [line items]
Total	$ 13,151	$ 12,178